PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total operating expenses	$ (815,948)	$ (838,120)	$ (689,720)
Interest expenses	58,218	10,200	8,542
Foreign currency exchange (losses) gains, net	(11,664)	42	(11,505)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(7,985)	4,448	13,162
Loss before income taxes	(1,105,277)	(749,142)	(724,271)
Income tax expense	2,012	1,113	292
Net loss attributable to ordinary shareholders	(1,104,925)	(742,001)	(723,921)
Other comprehensive loss:
Total comprehensive loss attributable to ordinary shareholders	(1,075,027)	(734,441)	(706,145)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total operating expenses	(24,322)	(2,983)	(11,127)
Interest income	4,725	6,979	2,839
Interest expenses	(12,876)
Investment income (loss), net	13,320	(5,084)	(4,242)
Foreign currency exchange (losses) gains, net	614	(171)	(13,068)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(285,322)	(3,124)
Share of losses from subsidiaries and consolidated VIEs	(801,064)	(737,618)	(698,323)
Loss before income taxes	(1,104,925)	(742,001)	(723,921)
Net loss attributable to ordinary shareholders	(1,104,925)	(742,001)	(723,921)
Other comprehensive loss:
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes	13,547	(8,650)	(893)
Foreign currency translation adjustment, net of nil income taxes	16,351	16,210	18,669
Total comprehensive loss attributable to ordinary shareholders	$ (1,075,027)	$ (734,441)	$ (706,145)